Leases - Summary of Supplemental Information Related To The Group's Leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Cash paid for operating leases	¥ 40,235	¥ 50,926	¥ 31,889
Cash paid for financing leases:
Operating cash flows from finance leases	41	41	16
Financing cash flows from finance leases	¥ 164	¥ 192	¥ 169